As filed with the Securities and Exchange Commission on January 22, 2014

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒

SSgA ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☐	As soon as practicable after the effective date of this registration statement.

SSGA MASTER TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of January, 2014.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	January 22, 2014

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	January 22, 2014

/s/ David M. Kelly* David M. Kelly	Trustee	January 22, 2014

/s/ Frank Nesvet* Frank Nesvet	Trustee	January 22, 2014

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	January 22, 2014

/s/ James E. Ross* James E. Ross	Trustee	January 22, 2014

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	January 22, 2014

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	January 22, 2014

*By:	/s/ Christopher A. Madden
Christopher A. Madden As Attorney-in-Fact Pursuant to Power of Attorney

SIGNATURES

SSgA Master Trust (the “Trust”), has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the SSgA Active ETF Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on January 22, 2014.

SSGA MASTER TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated, on January 22, 2014.

SIGNATURES	TITLE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee

/s/ David M. Kelly* David M. Kelly	Trustee

/s/ Frank Nesvet* Frank Nesvet	Trustee

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee

/s/ James E. Ross* James E. Ross	Trustee

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer

*By:	/s/ Christopher A. Madden
Christopher A. Madden As Attorney-in-Fact Pursuant to Power of Attorney